Schedule of Share-based Compensation, Stock Options, and Warrants or Rights Activity (Details) (USD $)	12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Investor Warrant Activity [Member]	Dec. 31, 2011 Investor Warrant Activity [Member]	Dec. 31, 2012 Maximum [Member] Investor Warrant Activity [Member]	Dec. 31, 2010 Maximum [Member] Investor Warrant Activity [Member]	Dec. 31, 2012 Minimum [Member] Investor Warrant Activity [Member]	Dec. 31, 2010 Minimum [Member] Investor Warrant Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning of Period	11,587,197	9,412,197	30,630,957	28,121,857
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 0.54	$ 0.50			$ 2.39	$ 2.39	$ 0.75	$ 0.75
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term, Beginning of Period	3 years 11 months 5 days	2 years 9 months 14 days	1 year 6 months 7 days	2 years 5 months 5 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	2,537,500	2,412,500	18,484,901	2,509,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.90	$ 0.70		$ 0.80	$ 0.95		$ 0.80
Class Of Warrant Or Right Granted Weighted Average Remaining Contractual Term			3 years 18 days	2 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(100,000)	0	(50,000)	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price			$ 0.75	$ 0
Class Of Warrant Or Right Forfeited Expired Weighted Average Remaining Contractual Term			0 years	0 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, End of Period	13,987,197	11,587,197	49,065,858	30,630,957
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, End of Period	$ 0.60	$ 0.54			$ 2.39	$ 2.39	$ 0.75	$ 0.75
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term, End of Period	3 years 6 months 29 days	3 years 11 months 5 days	1 year 5 months 19 days	1 year 6 months 7 days